CALVERT EMERGING MARKETS ADVANCEMENT FUND
Supplement to Prospectus dated October 1, 2019

CALVERT BALANCED FUND
CALVERT BOND FUND
CALVERT CONSERVATIVE ALLOCATION FUND
CALVERT EMERGING MARKETS EQUITY FUND

CALVERT EQUITY FUND
CALVERT GLOBAL ENERGY SOLUTIONS FUND
CALVERT GLOBAL WATER FUND
CALVERT GREEN BOND FUND
CALVERT GROWTH ALLOCATION FUND
CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND
CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND
CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND

CALVERT LONG-TERM INCOME FUND

CALVERT MID-CAP FUND
CALVERT MODERATE ALLOCATION FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT SMALL-CAP FUND
CALVERT ULTRA-SHORT DURATION INCOME FUND
CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
Supplement to Prospectuses dated February 1, 2020

CALVERT FLEXIBLE BOND FUND
CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
Supplement to Prospectuses dated May 1, 2019 as revised February 3, 2020

1.  The following is added before “General.” in “Investment Objective & Principal Policies and Risks”:

Recent Market Conditions. An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

March 23, 2020	35119 3.23.20